Long-term debt and other financial liabilities - Schedule of annual lease liability (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Debt Disclosure [Abstract]
July to December 2024	$ 4,665
2025	9,328
2026	9,328
2027	9,328
2028	9,328
2029 and thereafter	114,272
Total	$ 156,249